Significant transactions	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Significant transactions
Note 4. Significant transactions
Sale of certain banking assets in the Caribbean
On October 31, 2023, CIBC Caribbean announced that it had entered into an agreement to sell its banking assets in Curaçao and Sint Maarten. The sale of banking assets in Curaçao was completed on May 24, 2024. The sale of banking assets in Sint Maarten was completed on February 7, 2025 upon the satisfaction of the closing conditions. The impact of these transactions was not material.